Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stock-Based Compensation [Abstract]
Summary Of Stock Compensation Expense

	For the Three Months Ended March 31,
	2020	2019
Statement of operations line item:
General and administrative	$72,420	$116,679
Research and development	3,882	44,321

Total	$76,302	$161,000

	For the Year Ended December 31,
	2019	2018
Statement of operations line item:
General and administrative	$393,483	$883,855
Research and development	63,267	344,480

Total	$456,750	$1,228,335

Schedule Of Assumptions Made In Calculating The Fair Value Of Options

	For the Year Ended December 31,
	2019	2018
Black-Scholes assumptions
Expected dividend yield	0%	0%
Expected volatility	74-75%	69-73%
Risk-free interest rate	1.9-2.6%	2.3-2.9%
Expected term (in years)	5.5-6 years	5.5-6 years

Summary Of Share-Based Transactions

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2020	204,574	$35.60	7.3 years	$-
Granted	-	$-
Exercised	-	$-
Expired	(2,498)	$159.60
Cancelled	(53,054)	$60.40

Outstanding, March 31, 2020	149,022	$24.69	7.8 years	$-
Exercisable, March 31, 2020	75,304	$37.16	7.0 years	$-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2019	255,922	$41.88	7.8 years	$-
Granted	52,465	$6.41
Exercised	-	$-
Expired	(2,080)	$97.78
Cancelled	(101,733)	$34.99

Outstanding, December 31, 2019	204,574	$35.60	7.3 years	$-
Exercisable, December 31, 2019	123,263	$51.15	6.2 years	$-

Summary Of Unvested Shares

	2020
	Number of Options	Weighted Average Fair Value at Grant Date
Unvested at January 1, 2020	81,311	$7.90
Granted	-	$-
Vested	(7,593)	$8.34
Cancelled	-	$-

Unvested at March 31, 2020	73,718	$7.85

	2019
	Number of Options	Weighted Average Fair Value at Grant Date
Unvested at January 1, 2019	131,531	$13.19
Granted	52,465	$4.20
Vested	(51,386)	$14.12
Cancelled	(51,299)	$11.47

Unvested at December 31, 2019	81,311	$7.90

Summary Of RSU Activity

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding, January 1, 2019	1,394	$22.08
Granted	-	$-
Vested and Released	(464)	$22.08
Cancelled	(930)	$22.08

Outstanding, December 31, 2019	-	$-